Description of Business and Summary of Significant Accounting Policies And Going Concern - Additional information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Description of Business and Summary of Significant Accounting Policies And Going Concern
Unbilled receivables	$ 89,749		$ 109,475	$ 109,194
Impairment on long-lived assets	0		0	0
Impairment loss on goodwill	0		0	0
Advertising and marketing expense	$ 52,000	$ 58,000	$ 217,000	$ 135,000
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Unrecognized tax benefits	$ 0		$ 0	$ 44,244
Accounts Receivable Net, Current
Description of Business and Summary of Significant Accounting Policies And Going Concern
Unbilled receivables	$ 90,000		$ 109,000